Taxation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Taxes [Line Items]
Relating to changes in tax rates and legislation	$ 112	$ 242	$ 785
Deferred tax asset	6,857	6,454
Deferred tax assets dependent on future taxable profits	4,022	2,027
Unrecognised taxable temporary differences associated with undistributed retained earnings of investments in subsidiaries, joint ventures and associates	4,504	5,311
Unrecognised deductible temporary differences, unused tax losses and credits carried forward	27,568	28,460
Unrecognised deductible temporary differences, unused tax losses and credits carried forward that are subject to time limits for utilisation of five years or later or are not time limited	25,875	25,489
Brazil, Malaysia and Australia
Disclosure Of Income Taxes [Line Items]
Deferred tax asset	625	241
Chemical & products and Marketing
Disclosure Of Income Taxes [Line Items]
Deferred tax asset	$ 315	$ 455
UK Energy Profits Levy Act 2022 (EPL)
Disclosure Of Income Taxes [Line Items]
Relating to changes in tax rates and legislation			$ 524